Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE
(b)	Principal subsidiaries and VIEs
As of December 31, 2025, the Company’s major subsidiaries, VIE and the subsidiaries
of the VIE (“VIEs”, refer to VIE and its subsidiaries as a whole, where appropriate) are as follows:

Entities	Date of incorporation establishment	Place of incorporation establishment	Equity interest held	Principal activities
Subsidiaries:
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	Product sales, investment holding

EHang Intelligent Equipment Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	Research and development, manufacturing and product sales

Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”)	June 15, 2020	PRC	96.2%	Research and development, manufacturing and product sales

Entities	Date of incorporation establishment	Place of incorporation establishment	Principal activities
Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	Research and development, manufacturing and product sales

VIE’s Subsidiaries
Guangdong EHang General Aviation Co., Ltd. (“EHang Aviation”)	March 11, 2021	PRC	Operational flight services

Guangdong EHang Egret Media Technology Co., Ltd (“EHang Egret GD”)	July 6, 2016	PRC	Operational aerial media solutions services

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial
statements:

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	6,866	20,719	2,963
Accounts receivable, net	6,106	6,217	889
Inventories	834	2,319	332
Prepayments and other current assets	3,924	28,495	4,075
Amounts due from the Company and its subsidiaries	86,496	79,816	11,414
Property and equipment, net	3,436	61,259	8,760
Investments accounted for using equity method	15,459	17,622	2,520
Intangible assets, net	371	407	58
Deferred tax assets - non-current	—	3,305	473
Other non-current assets	—	15,310	2,189

Total assets	123,492	235,469	33,673

LIABILITIES
Accounts payable	3,070	1,293	185
Contract liabilities	1,848	2,058	294
Current portion of long-term bank loans	2,000	2,000	286
Accrued expenses and current liabilities	31,919	39,877	5,702
Amounts due to the Company and its subsidiaries	82,179	99,244	14,192
Income taxes payable	—	57	8
Long-term bank loans	7,000	5,000	715
Unrecognized tax benefit	588	588	84

Total liabilities	128,604	150,117	21,466

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	32,808	123,960	160,250	22,915
- Third-party revenue	9,225	5,553	6,671	954
- Inter-company revenue	23,583	118,407	153,579	21,961
Net (loss) income	(5,234)	66,234	68,366	9,776
Net cash provided by operating activities	14,870	11,695	33,738	4,824
Net cash used in investing activities	(17,007)	(14,096)	(17,885)	(2,557)
Net cash (used in) provided by financing activities	(5,154)	5,154	(2,000)	(286)
Net (decrease) increase in cash and cash equivalents	(7,291)	2,753	13,853	1,981